Components of Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and development expenses
Share-based compensation expense	$ 2,723	$ 1,917	$ 2,378
Research and development expenses	21,647	17,709	15,432
General and administrative expenses
Depreciation - right-of-use assets	304	322
General and administrative expenses	13,335	16,082	11,492
Research and development expenses
Research and development expenses
Clinical trial expenses	5,463	3,675	4,970
Manufacturing & related process development expenses	8,267	5,789	2,148
Intellectual property expenses	433	397	544
Translational science expenses	101	0	264
Personnel-related expenses	5,451	6,324	6,023
Share-based compensation expense	1,717	1,305	1,371
Other expenses	215	219	112
General and administrative expenses
Employee compensation and benefits expense	5,328	6,324	5,983
General and administrative expenses
Research and development expenses
Personnel-related expenses	2,848	3,332	2,870
Share-based compensation expense	1,006	612	1,007
General and administrative expenses
Public company-related expenses	8,565	11,278	6,790
Office expenses	492	457	433
Depreciation - property and equipment	120	81	93
Depreciation - right-of-use assets	304	322	299
Employee compensation and benefits expense	$ 2,650	$ 3,332	$ 2,870